INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

20 — INCOME TAXES

Income taxes — Delaware

Marti is subject to US federal income taxes and is generally open for examination from the year ended December 31, 2018, forward.

Corporate tax: Turkey

In Turkey, a statutory income tax rate of 23 percent applied to taxable income generated in 2022 (December 31, 2021: 25 percent, December 31, 2020: 22 percent). After January 1, 2023 an income tax rate of 20 percent will be applied to taxable income. Operating loss carryforwards can be deducted against corporate taxable income for a period of 5 years. Turkish Subsidiaries are subject to Turkish income taxes and are generally open for examination from the year ended December 31, 2022, forward.

20 — INCOME TAXES (Continued)

Income withholding tax

10% withholding tax applies to profit distributions from the Turkish subsidiary to the Company.

Income tax expense

For the years ended December 31, 2022, 2021 and 2020 income tax expense was as follows, none of which related to the United States:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Income tax expense	—	(887,648)	—
Total	—	(887,648)	—

For the years ended December 31, 2022, 2021 and 2020 loss before income tax expense consists of the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
U.S. operations	(4,199,652)	(1,934,339)	(409,723)
Foreign operations	(10,046,226)	(11,650,507)	(4,220,445)
Total	(14,245,878)	(13,584,846)	(4,630,168)

The components of Group’s net deferred tax assets and liabilities are as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
Deferred tax assets;
Net operating loss carryforwards	3,678,381	1,690,095	1,520,710
Other current assets	776,016	1,312,997	41,298
Stock-based compensation	565,018	216,918	38,050
Operating lease liabilities(*)	548,732	254,088	167,521
Financial liabilities	173,587	163,011	82,808
Accounts receivable, net	121,417	94,387	5,255
Accrued expenses and other current liabilities	89,475	16,951	96,411
Other non-current liabilities	71,445	14,933	11,681
Total deferred tax assets	6,024,071	3,763,380	1,963,734
Deferred tax liabilities;
Property, equipment and deposits, net	(1,428,847)	(731,113)	(379,515)
Operating lease right of use assets(*)	(687,993)	(254,088)	(167,521)
Other	(26,798)	(42,298)	(3,648)
Total deferred tax liabilities:	(2,143,638)	(1,027,499)	(550,684)
Less valuation allowance	(3,880,433)	(2,735,881)	(1,413,050)
Net deferred tax assets	—	—	—
(*)

The Company identified missing disclosures in the December 31, 2021 and 2020 comparative values previously disclosed in this table related to deferred tax balances for operating lease liabilities and operating lease right of use assets. Such amounts were previously omitted from this table, and the net impact on the deferred tax balance was zero. Such amounts have been added in the footnote above. This revision has no impact on the Company’s operating results or financial position for the period.

20 — INCOME TAXES (Continued)

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely- than-not that some portion or all the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Group management considered all sources of taxable income available to realize deferred tax assets, including the future reversal of existing taxable temporary differences, forecasts of future taxable income, and tax-planning strategies. Based on the weight of available evidence, which includes the Group’s historical cumulative net losses, the Group management recorded a valuation allowance on deferred tax assets not supported by reversing taxable temporary differences.

The valuation allowance for deferred tax assets as of December 31, 2022, 2021 and 2020 was US$ 3,880,433, US$ 2,735,881 and US$ 1,413,050 respectively, The following table reflects changes in tax valuation allowances for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
January 1,	2,735,881	1,413,050	1,162,612
Net change in the valuation allowance	1,144,552	1,322,831	250,438
– Change in valuation allowance	1,224,430	2,645,495	498,864
– Translation adjustments	(79,878)	(1,322,664)	(248,426)
December 31,	3,880,433	2,735,881	1,413,050

As of December 31, 2022, the Group has net operating loss carryforwards for income tax purposes of US$ 18,391,905 (December 31, 2021: US$ 8,416,337). Net operating loss carry forwards are comprised of amounts at foreign subsidiaries of US$ 15,677,287 (December 31, 2021: US$ 7,733,551) which are available to offset future taxable income, if any, which expires between 2023 and 2027 and amounts relating to U.S. operations of US$ 2,714,618 (December 31, 2021: US$ 682,786) which are available to offset future taxable income indefinitely.

Tax rate reconciliation

The following is a reconciliation of the statutory federal income tax rate to the Groups’ effective tax rate for the years ended December 31, 2022, 2021 and 2020:

	%	2022	%	2021	%	2020
Loss before income tax:		(14,245,878)		(13,584,846)		(4,630,168)
Income tax benefit at statutory rate	21.00	2,991,634	21.00	2,852,818	21.00	972,335
Tax exempt income	—	—	0.53	71,360	—	—
Nondeductible expenses	(5.46)	(777,764)	(9.92)	(1,347,007)	(10.39)	(481,153)
Currency remeasurement adjustments	(3.90)	(555,212)	—	—	—	—
Change in valuation allowance	(8.59)	(1,224,430)	(19.47)	(2,645,495)	(10.77)	(498,864)
Effect of different tax rates	(3.05)	(434,228)	(2.11)	(286,748)	(0.75)	(34,521)
Change in tax rates	—	—	3.44	467,424	0.91	42,203
Effective tax rate / tax charge:	—	—	(6.53)	(887,648)	—	—